Changes in Accrued Restructuring Charges (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance	¥ 20,559		¥ 36,180		¥ 65,274
Sony Ericsson acquisition	10,979
Restructuring costs	52,645		62,318		116,472
Non-cash charges	(20,428)		(8,294)		(31,928)
Cash payments	(29,790)		(66,607)		(110,557)
Adjustments	(1,032)		(3,038)		(3,081)
Accrued restructuring charges, ending balance	32,933		20,559		36,180
Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance	15,585		27,218		53,813
Sony Ericsson acquisition	8,789
Restructuring costs	25,453		38,264		65,133
Cash payments	(24,928)		(47,521)		(88,803)
Adjustments	98		(2,376)		(2,925)
Accrued restructuring charges, ending balance	24,997		15,585		27,218
Non-cash write-downs and disposals, net
Restructuring Cost and Reserve [Line Items]
Restructuring costs	20,428	[1]	8,294	[1]	31,928	[1]
Non-cash charges	(20,428)	[1]	(8,294)	[1]	(31,928)	[1]
Other associated costs
Restructuring Cost and Reserve [Line Items]
Accrued restructuring charges, beginning balance	4,974		8,962		11,461
Sony Ericsson acquisition	2,190
Restructuring costs	6,764		15,760		19,411
Cash payments	(4,862)		(19,086)		(21,754)
Adjustments	(1,130)		(662)		(156)
Accrued restructuring charges, ending balance	¥ 7,936		¥ 4,974		¥ 8,962

[1]	Significant asset impairments excluded from restructuring charges are described below.